United States Securities
                      Securities and Exchange Commission
                          Washington, D.C.  20549

                                Form 13F

                           Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment [  ]; Amendment Number:
      	This Amendment (Check only one):  [  ] is a restatement.
					                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		   Quantitative Advisors, Inc.
Address:		55 Old Bedford Road
		        Lincoln, MA  01773


Form 13F File Number: 	28-4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:		Frederick S. Marius
Title:		President and General Counsel
Phone:		(781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius			Lincoln, MA 	  October 13, 2000
      [Signature]  		    [City, State] 		    [Date]

Report Type (Check only one.):

[ X  ] 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by another manager(s).)

[   ] 	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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
Column 1          Column 2        Column 3    Column 4    Column 5          Column 6     Column 7    Column 8
Name of Issuer    Title of Class  Cusip       Value       SHRS	OR	SH	PUT    Investment   Other       Voting Authority
                                              (x$1,000)   PRN	AMT	PRN	CALL  Discretion   Managers    Sole	Shared	None
COMPANIA DE
TELECOM DE CHILE  ADR             204449300     71        4,110	  SH        OTHER                    SHARED

LABORATORIO
CHILE SA          ADR             50540H104     83        5,000  	  SH        OTHER                    SHARED

BANCO SANTANDER
CHILE             ADR SERIES A    05965F108    140        9,600	  SH        OTHER                    SHARED

GSI LUMONICS,INC. COM             362290102    146        8,900  	SH        OTHER                    SHARED

ICICI LTD         ADR             44926P202     33        3,000  	SH        OTHER                    SHARED

EMPRESA NACIONAL
DE ELEC           ADR             29244T101    115       10,539  	SH        OTHER                    SHARED

ENERSIS S A       ADR             29274F104     53        3,000  	SH        OTHER                    SHARED

HUANENG POWER     ADR SERIES N    443304100     105        6,600	  SH        OTHER                    SHARED

CREDICORP SA      COM             223298902     40        5,520	  SH        OTHER                    SHARED

VTECH HLDGS       COM             692856909  3,321      151,015  	SH        OTHER                    SHARED

METHANEX CORP     COM             59151K108     35        7,000	  SH        OTHER                    SHARED

TAIWAN SEMICNDCTR
MFG CO LTD        ADR             874039100    101        5,000  	SH        OTHER                    SHARED

INFOSYS
TECHNOLOGIES LTD  ADR             456788108    132        1,000  	SH        OTHER                    SHARED

BILLITON		        ORD	       	    005665906    796	     133,000 	 SH       	OTHER				                SHARED

SAMSUNG ELECTRS
LTD			            GDR		           7960502D1	   18		       3,800 		SH	       OTHER				                SHARED

RELIANCE INDS LTD	GDR		           759470107	   12		        800		  SH       	OTHER				                SHARED

LARSEN + TOUBRO	  GDR		           Y5217N116	   40      		6,000		  SH	       OTHER			  	              SHARED

RANBAXY LABTRIES
LTD			            GDR		           Y7187Y116  	150		      9,400		  SH	       OTHER     				           SHARED

ITC LTD		         GDR		           443809900	   81		      4,800  		SH	       OTHER				                SHARED

MAHINDRA +
MAHINDRA		        GDR		           454167909	   23		      6,000  		SH	       OTHER      				          SHARED

BAJAJ AUTO LTD	   GDR		           Y0546X127	   43		      6,000		  SH       	OTHER				                SHARED

STATE BK INDIA	   GDR		           8565522D3   	65		      9,000		  SH	       OTHER				                SHARED

GILAT SATELLITE
NETWORKS LTD	     COM		           M51474100   	38		        500		  SH	       OTHER				                SHARED

CHECK POINT
SOFTWARE		        COM		           M22465104 	 157		      1,000 	 	SH	       OTHER				                SHARED

ORBOTECH LTD	COM		    M75253100	65		1,200		SH	OTHER				SHARED

SATYAM INFOWAY
LTD			ADR		    804099109	40		3,000		SH 	OTHER				SHARED

MAHANAGAR TELEP
NJ			GDR		    559778204	67		14,000	SH	OTHER				SHARED

ASTRAZENECA		ORD		    098952906	134		30,600	SH	OTHER				SHARED

HSBC HOLDINGS	ORD		    054052907	294		30,600	SH	OTHER				SHARED

BP AMOCO		ORD		    079805909	89		14,800	SH	OTHER				SHARED

VODAFONE GROUP	ORD		    071921001	377		149,600	SH	OTHER				SHARED



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                       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	            0

Form 13F Information Table Entry Total:	      31

Form 13F Information Table Value Total: $  7,026
	          (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

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